UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: December 31, 1999

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
February 8, 2000

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 124
Form Information Table Value Total: $1,085,614,578



NAME OF ISSUER                         TITLE OF CLASS       CUSIP
    VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABOUT.COM INC-
Common-
003736105
17950000
200000
sole
AdForce, Inc. -
common-
006867105-
4075512
57100
 Sole
AMERICAN ONLINE INC-
Common-
02364J104
1508750
20000
sole
AT&T CORP-LIBERTY MEDIA A-
Common-
001957208
64695000
1140000
sole
AT&T CORP-LIBERTY MEDIA-B
Common-
001957307
137500
2000
sole
ADVANCED RADIO TELECOM CORPORATION
Common-
00754U101
600000
25000
sole
BANYAN SYSTEMS INC-
Common-
066908104
17800000
890000
sole
BARRA INC-
Common-
068313105
6099175
192100
sole
BELL & HOWELL COMPANY-
Common-
077852101
540812
17000
sole
BROADCOM CORP-
Common-
111320107
38132500
140000
sole
BROADWING INC-
Common-
111620100
7913257
214597
sole
CATALINA MARKETING CORPORATION-
Common-
148867104
8102500
70000
sole
CHARTER COMMUNICATIONS, INC-CLASS A
Common-
16117M107
875000
40000
sole
CITRIX SYSTEMS, INC-
Common-
177376100
4059000
33000
sole
CMG INFORMATION SERVICES
Common-
125750309
66450000
240000
sole
CNET INC-
Common-
125945105
2553750
45000
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
21960881
200900
sole
COMDISCO-
Common-
200336105
34456250
925000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
24629175
465800
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
177475
3100
sole
CORECOMM LTD-
Common-
G2422R109
16031250
270000
sole
DoubleClick, Inc. -
common-
258609304-
25306250
100000
Sole
EBAY-
Common-
278642103
876312
7000
sole
ESHED ROBOTEC LIMITED-
Common-
M4095C107
108978
81100
sole
EXODUS COMMUNICATIONS INC-
Common-
302088109
53287500
600000
sole
EXPEDIA INC-CLASS A-
Common-
302125109
14000
400
sole
SOFTBANK CORP-
Common-
343610000
9554980
10000
sole
GEMSTAR INTERNATIONAL GROUP LTD-
G3788V106
28500000
400000
sole
GETTY IMAGES INC-
Common-
374276103
4154375
85000
sole
GLOBAL CROSSING LTD-
G3921A100
24907500
498150
sole
GLOBIX CORPORATION-
Common-
37957F101
3600000
60000
sole
GOTO.COM INC-
Common-
38348T107
2878750
49000
sole
HARRIS INTERACTIVE INC-
Common-
52250
4000
sole
HARTE-HANKS INC-
Common-
416196103
2675250
123000
sole
IMS HEALTH INC-
Common-
449934108
1223437
45000
sole
INKTOMI CORP-
Common-
457277101
32305000
364000
sole
INTUIT INC-
Common-
461202103
15883437
265000
sole
KNIGHT TRIMARK GROUP INC-
Common-
499067106
3450000
75000
sole
LEAP WIRELESS INTERNATIONAL INC-
Common-
521863100
2355000
30000
sole
LEVEL 3 COMMUNICATIONS INC-
Common-
52729N100
2480813
30300
sole
LONDON PACIFIC GROUP LTD ADR-
Common-
542073101
2552400
70900
sole
LYCOS INC-
Common-
550818108
22818525
286800
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
549313
5500
sole
MACROMEDIA INC-
Common-
556100105
3656250
50000
sole
MARKETWATCH.COM INC-
Common-
570619106
10220000
280000
sole
MEDIA METRIX INC-
Common-
58440X103
250250
7000
sole
MEDIAPLEX INC-
Common-
58446B105
627500
10000
sole
MEREDITH CORPORATION-
Common-
589433101
416875
10000
sole
MILLICOM INTERNATIONAL CELLULAR SA-
Common-
L6300F102
4116750
66000
sole
NTL INCORPORATED-
Common-
629407107
47405000
380000
sole
NATIONAL INFO CONSORTIUM INC-
Common-
636491102
480000
15000
sole
NBC INTERNET INC-CLASS A-
Common-
62873D105
32112825
415700
sole
NETCOM AB ADR-
Common-
64108R107
3013500
42000
sole
NETRATINGS INC-
Common-
64116M108
577500
12000
sole
NEXT LEVEL COMMUNICATIONS INC-
Common-
65333U104
336938
4500
sole
VIMPEL COMMUNICATIONS-
Common-
68370R109
12182625
273000
sole
PACIFIC CENTURY CYBERWORKS LIMITED-
Common-
Y6801N100
14700000
6000000
sole
PACIFIC GATEWAY EXCHANGE INC-
Common-
694327107
4095000
240000
sole
PAC-WEST TELECOMM INC-
Common-
69371Y101
382925
14450
sole
PENTON MEDIA INC-
Common-
709668107
6120000
255000
sole
PRIMEDIA INC-
Common-
74157K101
1237500
75000
sole
PSINET INC-
Common-
74437C101
13640575
220900
sole
PSINET INC-
Calls-
74437C101
843750
500
sole
QWEST COMMUNICATIONS INTL-
Common-
749121109
10857500
252500
sole
RCN CORPORATION-
Common-
749361101
50925000
1050000
sole
REALNETWORKS INC-
Common-
75605L104
7218750
60000
sole
RED HAT INC-
Common-
756577102
211250
1000
sole
ROSTELECOM ADR-
Common-
778529107
5737500
340000
sole
SAFEGUARD SCIENTIFICS INC-
Common-
786449108
66607688
411000
sole
SCIQUEST.COM INC-
Common-
80908Q107
377625
4750
sole
STARMEDIA NETWORK INC-
Common-
855546107
10256000
256000
sole
TMP WORLDWIDE INC-
Common-
872941109
39050000
275000
sole
TELEPHONE & DATA-
Common-
879433100
32634000
259000
sole
TELIGENT INC CLASS A-
Common-
87959Y103
1235000
20000
sole
24/7 MEDIA INC-
common-
901314104
20250000
360000
sole
UNITEDGLOBALCOM INC-CL A-
913247508
56146875
795000
sole
VALASSIS COMMUNICATION-
Common-
918866104
3802500
90000
sole
XPEDIOR INCORPORATED-
Common-
98413B100
43125
1500
sole
YAHOO! INC-
Common-
984332106
38967404
90059
AMGEN INC-
Common-
031162100
300312
5000
sole
BIOCHEM PHARMA INC-
Common-
0958T108
152250
7000
sole
BIOGEN INC-
Common-
09597105
287300
3400
sole
BIOMIRA INC-
Common-
0961R106
78750
20000
sole
BIOTECHNOLOGY GENERAL CORPORATION-
Common-
09578105
144875
9500
sole
CELL GENESYS INC-
Common-
150921104
15695
1225
sole
CHIRON CORPORATION-
Common-
170040109
211875
5000
sole
ENTREMED INC-
Common-
29382F103
102500
4000
sole
GENENTECH INC-
Common-
368710406
301280
2240
sole
GENZYME CORPORATION-
Common-
372917104
202500
4500
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
274725
1800
sole
IDEC PHARMACENUTICALS CORPORATION-
Common-
449370205
609150
6200
sole
IMCLONE SYSTMES INCORPORATED-
Common-
45245W109
32691
825
sole
IMMUNEX CORPORATION-
Common-
452528102
306600
2800
sole
MEDAREX INC-
Common-
583916101
149000
4000
sole
NEORX CORPORATION-
Common-
640520300
24375
6000
sole
ONYX PHARMACEUTICALS INC-
Common-
683399109
45000
4500
sole
PROGENICS PHARMACEUTICALS INC-
Common-
743187106
58650
1200
sole
RIBOZYME PHARMACEUTICALS INC-
Common-
762567105
26250
2500
sole
TARGETED GENETICS CORPORATION
Common-
87612M108
23625
6000
sole
THE LIPOSOME COMPANY INC-
Common-
536310105
158640
13000
sole
TULARIK INC-
Common-
899165104
32375
1000
sole
VICAL INCORPORATED-
Common-
925602104
59875
2000
sole
ALZA CORPORATION-
Common-
022615108
86562
2500
sole
IMPATH INC-
Common-
45255G101
279813
11000
sole
JOHNSON & JOHNSON-
Common-
478160104
186250
2000
sole
ABBOTT LABORATORIES-
Common-
002824100
101675
2800
sole
AMERICAN HOME PRODUCTS CORPORATION-
Common-
026609107
118313
3000
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
104375
2500
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
288844
4500
sole
CELL PATHWAYS INC-
Common-
15114R101
37000
4000
sole
ELI LILLY AND COMPANY-
Common-
532457108
166250
2500
sole
GLAXO WELLCOME PLC ADR-
Common-
37733W105
139687
2500
sole
ILEX ONCOLOGY INC-
Common-
451923106
108562
4500
sole
MEDIMMUNE INC-
Common-
584699102
215638
1300
MERCK & CO INC-
Common-
589331107
167656
2500
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
192028
1574
sole
PFIZER INC-
Common-
717081103
97313
3000
sole
PHARMACIA & UPJOHN INC-
Common-
716941109
94500
2100
sole
ROCHE HOLDING AG ADR-
Common-
771195104
177107
1500
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
75938
1800
sole
SMITHKLINE BEECHAM PLC ADR
Common-
832378301
96656
1500
sole
SUPERGEN INC-
Common-
868059106
58750
2000
sole
COULTER PHAMRMACEUTICAL INC-
Common-
222116105
45375
2000
sole
MGI PHARMA INC-
Common-
552880106
119375
10000
sole
THERAGENICS CORPORATION-
Common-
883375107
40781
4500
sole

1085614578
